Business acquisition (Narrative) (Details) ¥ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2015 CNY (¥)	Dec. 31, 2015 CNY (¥) item
Business acquisition [Line Items]
Reduction of additional paid-in capital		¥ 1,496
Travel agencies [Member]
Business acquisition [Line Items]
Number of offline travel agencies acquired | item		4
Total purchase price		¥ 117,997
Cash consideration		102,662
Fair value of contingent cash consideration to be made based on the achievement of certain revenue and profit target		15,335
Total unpaid consideration		¥ 39,471
Number of travel agencies, whose preliminary allocation of the purchase price was made | item		2
Travel agencies [Member] | Minimum [Member]
Business acquisition [Line Items]
Period used to measure achievement of certain revenue and profit target for contingent cash consideration payment		3 years
Travel agencies [Member] | Maximum [Member]
Business acquisition [Line Items]
Period used to measure achievement of certain revenue and profit target for contingent cash consideration payment		4 years
Offline travel agency, one [Member]
Business acquisition [Line Items]
Equity interests acquired		90.00%
Additional equity interests acquired		10.00%
Consideration transferred for acquisition of additional interest		¥ 1,496
Reduction of additional paid-in capital		¥ 683
Offline travel agency, two [Member]
Business acquisition [Line Items]
Equity interests acquired		100.00%
Offline travel agency, three [Member]
Business acquisition [Line Items]
Equity interests acquired		75.02%
Offline travel agency, four [Member]
Business acquisition [Line Items]
Equity interests acquired		80.00%
Other acquisition [Member]
Business acquisition [Line Items]
Equity interests acquired	100.00%
Total purchase price	¥ 8,645
Total unpaid consideration		¥ 2,645